Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounts receivable, allowance	$ 1,389	$ 2,663
Net investment in finance leases, allowance current	86	169
Container leaseback financing receivable, allowance current	38	98
Containers, accumulated depreciation	1,789,718	1,619,591
Net investment in finance leases, allowance non current	610	1,164
Container leaseback financing receivable, allowance non current	84	326
Debt, net of unamortized costs current	8,101	8,043
Debt, net of unamortized costs non current	$ 28,501	$ 18,639
Preferred stock shares, liquidation preference per share	$ 25,000
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	59,183,228	58,740,919
Common shares, outstanding	49,252,536	50,495,789
Treasury shares, at cost, shares	9,930,692	8,245,130
Series A Preferred Shares
Fixed-to-floating rate of cumulative redeemable perpetual preference shares	7.00%
Preferred stock shares, par value	$ 0.01
Preferred stock shares, liquidation preference per share	$ 25,000
Preferred stock shares, Authorized	10,000,000
Preferred stock shares, issued	6,000
Preferred stock shares, outstanding	6,000
Depository shares issued	6,000,000
Depositary per share equivalent to liquidation preference per share	$ 25.00
Series B Preferred Shares
Fixed-to-floating rate of cumulative redeemable perpetual preference shares	6.25%
Preferred stock shares, issued	6,000
Preferred stock shares, outstanding	6,000
Depository shares issued	6,000,000
Depositary per share equivalent to liquidation preference per share	$ 25.00